COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ (1,259)
2019
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	(319)
2020
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	(291)
2021
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	(226)
2022
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	(126)
2023
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	(103)
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ (194)